Horizon Expedition Plus ETF
Schedule of Investments
August 31, 2025 (Unaudited)

	COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 2.2%
	Axon Enterprise, Inc. (a)(b)	409	$305,642
	General Electric Co. (b)	2,750	756,800
	Howmet Aerospace, Inc. (b)	1,716	298,756
	RTX Corp. (b)	2,579	409,029
	TransDigm Group, Inc. (b)	187	261,590
			2,031,817

Air Freight & Logistics - 0.1%
	FedEx Corp. (b)	447	103,288

Automobiles - 3.0%
	General Motors Co. (b)	4,332	253,812
	Tesla, Inc. (a)(b)	7,717	2,576,475
			2,830,287

Banks - 4.8%
	Bank of America Corp. (b)	17,661	896,119
	Citigroup, Inc. (b)	5,313	513,076
	JPMorgan Chase & Co. (b)	7,115	2,144,603
	M&T Bank Corp. (b)	463	93,369
	US Bancorp (b)	4,392	214,461
	Wells Fargo & Co. (b)	8,042	660,892
			4,522,520

Beverages - 0.4%
	Coca-Cola Co. (b)	4,884	336,947

Biotechnology - 0.8%
	AbbVie, Inc. (b)	2,315	487,076
	Gilead Sciences, Inc. (b)	2,329	263,107
			750,183

Broadline Retail - 4.6%
	Amazon.com, Inc. (a)(b)	18,392	4,211,768
	eBay, Inc. (b)	1,751	158,658
			4,370,426

Building Products - 1.0%
	Carrier Global Corp. (b)	3,011	196,317
	Johnson Controls International PLC (b)	2,533	270,753
	Lennox International, Inc. (b)	185	103,204
	Trane Technologies PLC (b)	857	356,169
			926,443

Capital Markets - 4.0%
	Ameriprise Financial, Inc. (b)	399	205,409
	Blackrock, Inc. (b)	423	476,780
	Blackstone, Inc. (b)	2,291	392,677
	CME Group, Inc. (b)	841	224,135
	Goldman Sachs Group, Inc. (b)	852	634,953
	KKR & Co., Inc. (b)	2,740	382,203
	Moody's Corp. (b)	421	214,609
	Morgan Stanley (b)	4,409	663,466
	MSCI, Inc. (b)	198	112,409
	Nasdaq, Inc. (b)	2,767	262,146
	Raymond James Financial, Inc. (b)	607	102,850
	State Street Corp. (b)	1,055	121,293
			3,792,930

Chemicals - 0.8%
	Air Products and Chemicals, Inc. (b)	382	112,350
	Corteva, Inc. (b)	1,639	121,597
	Ecolab, Inc. (b)	404	111,924
	Linde PLC (b)	429	205,187
	Sherwin-Williams Co. (b)	613	224,254
			775,312

Commercial Services & Supplies - 0.5%
	Cintas Corp. (b)	1,025	215,281
	Copart, Inc. (a)(b)	3,644	177,863
	Republic Services, Inc. (b)	440	102,947
			496,091

Communications Equipment - 1.0%
	Arista Networks, Inc. (a)(b)	2,477	338,234
	Cisco Systems, Inc. (b)	6,912	477,550
	Motorola Solutions, Inc. (b)	217	102,524
			918,308

Construction & Engineering - 0.2%
	Quanta Services, Inc. (b)	616	232,823

Construction Materials - 0.1%
	Vulcan Materials Co. (b)	419	121,996

Consumer Finance - 1.0%
	American Express Co. (b)	1,888	625,457
	Capital One Financial Corp. (b)	1,025	232,900
	Synchrony Financial (b)	1,464	111,762
			970,119

Consumer Staples Distribution & Retail - 3.2%
	Costco Wholesale Corp. (b)	1,240	1,169,717
	Kroger Co. (b)	1,805	122,451
	Walmart, Inc. (b)	17,692	1,715,770
			3,007,938

Diversified Telecommunication Services - 0.4%
	AT&T, Inc. (b)	9,294	272,221
	Verizon Communications, Inc. (b)	2,754	121,810
			394,031

Electric Utilities - 0.5%
	Constellation Energy Corp. (b)	1,060	326,459
	NextEra Energy, Inc. (b)	1,425	102,671
			429,130

Electrical Equipment - 1.1%
	AMETEK, Inc. (b)	606	111,989
	Eaton Corp. PLC (b)	1,257	438,869
	Emerson Electric Co. (b)	1,700	224,400
	GE Vernova, Inc. (b)	228	139,757
	Hubbell, Inc. (b)	217	93,525
			1,008,540

Electronic Equipment, Instruments & Components - 0.4%
	Amphenol Corp. - Class A (b)	1,545	168,189
	Corning, Inc. (b)	2,237	149,946
	Keysight Technologies, Inc. (a)(b)	629	102,797
			420,932

Energy Equipment & Services - 0.2%
	Baker Hughes Co. (b)	4,511	204,799

Entertainment - 2.5%
	Live Nation Entertainment, Inc. (a)(b)	842	140,185
	Netflix, Inc. (a)(b)	1,285	1,552,601
	Take-Two Interactive Software, Inc. (a)(b)	601	140,195
	Walt Disney Co. (b)	4,814	569,881
			2,402,862

Financial Services - 3.9%
	Apollo Global Management, Inc. (b)	1,912	260,472
	Corpay, Inc. (a)(b)	201	65,460
	Fiserv, Inc. (a)(b)	1,490	205,888
	Mastercard, Inc. - Class A (b)	2,071	1,232,846
	PayPal Holdings, Inc. (a)(b)	3,336	234,154
	Visa, Inc. - Class A (b)	4,802	1,689,247
			3,688,067

Ground Transportation - 1.0%
	CSX Corp. (b)	3,166	102,927
	Norfolk Southern Corp. (b)	402	112,552
	Old Dominion Freight Line, Inc. (b)	622	93,903
	Uber Technologies, Inc. (a)(b)	4,743	444,656
	Union Pacific Corp. (b)	796	177,962
			932,000

Health Care Equipment & Supplies - 2.3%
	Abbott Laboratories (b)	2,755	365,478
	Becton Dickinson & Co. (b)	389	75,069
	Boston Scientific Corp. (a)(b)	4,169	439,830
	Edwards Lifesciences Corp. (a)(b)	1,501	122,091
	GE HealthCare Technologies, Inc. (b)	1,269	93,563
	Intuitive Surgical, Inc. (a)(b)	1,050	496,960
	Medtronic PLC (b)	1,213	112,579
	ResMed, Inc. (b)	411	112,824
	Stryker Corp. (b)	837	327,610
			2,146,004

Health Care Providers & Services - 0.4%
	Cencora, Inc. (b)	417	121,602
	HCA Healthcare, Inc. (b)	394	159,160
	McKesson Corp. (b)	205	140,761
			421,523

Hotels, Restaurants & Leisure - 2.6%
	Airbnb, Inc. - Class A (a)(b)	1,508	196,839
	Booking Holdings, Inc. (b)	174	974,235
	Carnival Corp. (a)(b)	3,811	121,533
	Chipotle Mexican Grill, Inc. (a)(b)	3,553	149,723
	Expedia Group, Inc. (b)	651	139,835
	Hilton Worldwide Holdings, Inc. (b)	814	224,713
	Las Vegas Sands Corp. (b)	2,445	140,905
	Marriott International, Inc. - Class A (b)	803	215,092
	Royal Caribbean Cruises Ltd. (b)	852	309,463
			2,472,338

Household Durables - 0.3%
	Garmin Ltd. (b)	1,048	253,427

Household Products - 0.1%
	Colgate-Palmolive Co. (b)	1,225	102,986

Independent Power and Renewable Electricity Producers - 0.3%
	Vistra Corp. (b)	1,342	253,786

Industrial Conglomerates - 0.6%
	3M Co. (b)	1,440	223,963
	Honeywell International, Inc. (b)	1,445	317,178
			541,141

Insurance - 1.1%
	Aon PLC - Class A (b)	612	224,604
	Arthur J Gallagher & Co. (b)	651	197,090
	Brown & Brown, Inc. (b)	1,061	102,864
	MetLife, Inc. (b)	1,263	102,758
	Progressive Corp. (b)	833	205,801
	Prudential Financial, Inc. (b)	853	93,540
	Travelers Cos., Inc. (b)	413	112,133
			1,038,790

Interactive Media & Services - 8.2%
	Alphabet, Inc. - Class A (b)	20,755	4,418,947
	Meta Platforms, Inc. - Class A (b)	4,426	3,269,486
			7,688,433

IT Services - 0.6%
	Gartner, Inc. (a)(b)	224	56,267
	GoDaddy, Inc. - Class A (a)(b)	381	56,506
	International Business Machines Corp. (b)	1,927	469,205
			581,978

Life Sciences Tools & Services - 0.6%
	Agilent Technologies, Inc. (b)	597	75,019
	Danaher Corp. (b)	819	168,567
	Thermo Fisher Scientific, Inc. (b)	608	299,574
	Waters Corp. (a)(b)	218	65,792
			608,952

Machinery - 1.8%
	Caterpillar, Inc. (b)	1,076	450,887
	Cummins, Inc. (b)	635	253,009
	Deere & Co. (b)	432	206,772
	Dover Corp. (b)	574	102,666
	Ingersoll Rand, Inc. (b)	943	74,902
	PACCAR, Inc. (b)	1,966	196,561
	Parker-Hannifin Corp. (b)	418	317,408
	Westinghouse Air Brake Technologies Corp. (b)	387	74,885
			1,677,090

Media - 0.1%
	Charter Communications, Inc. - Class A (a)(b)	213	56,568

Metals & Mining - 0.1%
	Freeport-McMoRan, Inc. (b)	2,535	112,554

Oil, Gas & Consumable Fuels - 1.4%
	Chevron Corp. (b)	2,559	410,976
	EOG Resources, Inc. (b)	822	102,602
	EQT Corp. (b)	1,973	102,280
	Kinder Morgan, Inc. (b)	7,263	195,956
	ONEOK, Inc. (b)	1,964	150,010
	Targa Resources Corp. (b)	1,001	167,928
	Williams Cos., Inc. (b)	3,550	205,474
			1,335,226

Passenger Airlines - 0.3%
	Delta Air Lines, Inc. (b)	3,170	195,843
	United Airlines Holdings, Inc. (a)(b)	1,065	111,825
			307,668

Pharmaceuticals - 1.8%
	Bristol-Myers Squibb Co. (b)	3,788	178,718
	Eli Lilly & Co. (b)	1,885	1,380,913
	Zoetis, Inc. (b)	660	103,224
			1,662,855

Professional Services - 0.5%
	Automatic Data Processing, Inc. (b)	1,046	318,037
	Paychex, Inc. (b)	673	93,853
	Verisk Analytics, Inc. (b)	384	102,958
			514,848

Real Estate - 1.2%
	Digital Realty Trust, Inc. (b)	1,066	178,704
	Equinix, Inc. (b)	394	309,759
	Iron Mountain, Inc. (b)	1,123	103,686
	Simon Property Group, Inc. (b)	1,248	225,464
	Welltower, Inc. (b)	1,671	281,196
			1,098,809

Real Estate Management & Development - 0.2%
	CBRE Group, Inc. - Class A (a)(b)	867	140,558

Semiconductors & Semiconductor Equipment - 14.0%
	Advanced Micro Devices, Inc. (a)(b)	1,724	280,374
	Analog Devices, Inc. (b)	409	102,786
	Applied Materials, Inc. (b)	644	103,529
	Broadcom, Inc. (b)	11,255	3,347,125
	KLA Corp. (b)	183	159,576
	Lam Research Corp. (b)	1,411	141,312
	Micron Technology, Inc. (b)	1,026	122,104
	NVIDIA Corp. (b)	48,404	8,431,010
	QUALCOMM, Inc. (b)	1,922	308,923
	Texas Instruments, Inc. (b)	1,065	215,641
			13,212,379

Software - 11.6%
	Autodesk, Inc. (a)(b)	360	113,292
	Cadence Design Systems, Inc. (a)(b)	405	141,924
	Crowdstrike Holdings, Inc. - Class A (a)(b)	219	92,790
	Fortinet, Inc. (a)(b)	954	75,147
	Intuit, Inc. (b)	419	279,473
	Microsoft Corp. (b)	12,312	6,238,367
	Oracle Corp. (b)	6,735	1,522,986
	Palantir Technologies, Inc. - Class A (a)(b)	5,899	924,432
	Palo Alto Networks, Inc. (a)(b)	1,225	233,387
	Salesforce, Inc. (b)	2,532	648,825
	ServiceNow, Inc. (a)(b)	420	385,333
	Synopsys, Inc. (a)(b)	248	149,673
	Workday, Inc. - Class A (a)(b)	408	94,175
			10,899,804

Specialty Retail - 1.7%
	Home Depot, Inc. (b)	1,703	692,729
	Lowe's Cos., Inc. (b)	837	215,996
	O'Reilly Automotive, Inc. (a)(b)	2,526	261,896
	Ross Stores, Inc. (b)	632	93,005
	TJX Cos., Inc. (b)	2,463	336,471
			1,600,097

Technology Hardware, Storage & Peripherals - 7.4%
	Apple, Inc. (b)	29,178	6,773,381
	Dell Technologies, Inc. - Class C (b)	1,154	140,961
	Hewlett Packard Enterprise Co. (b)	4,557	102,851
			7,017,193

Textiles, Apparel & Luxury Goods - 0.2%
	Deckers Outdoor Corp. (a)(b)	392	46,895
	Lululemon Athletica, Inc. (a)(b)	603	121,927
			168,822

Tobacco - 0.7%
	Altria Group, Inc. (b)	3,913	262,993
	Philip Morris International, Inc. (b)	2,531	423,006
			685,999

Trading Companies & Distributors - 0.6%
	Fastenal Co. (b)	3,013	149,626
	United Rentals, Inc. (b)	176	168,316
	WW Grainger, Inc. (b)	203	205,740
			523,682

Wireless Telecommunication Services - 0.6%
	T-Mobile US, Inc. (b)	2,304	580,585
TOTAL COMMON STOCKS (Cost $85,133,201)			93,371,885

PURCHASED OPTIONS - 0.3%(a)	Notional Amount	Contracts	Value
	Put Options - 0.3%		$–
	SPDR S&P 500 ETF Trust (c)(d)(f)
Expiration: 09/04/2025; Exercise Price: $614.86	$23,673,335	367	3,501
Expiration: 09/11/2025; Exercise Price: $630.63	23,673,335	367	62,071
Expiration: 09/18/2025; Exercise Price: $617.88	23,479,820	364	56,930
Expiration: 09/25/2025; Exercise Price: $635.03	23,608,830	366	190,356
TOTAL PURCHASED OPTIONS (Cost $597,138)			312,858

SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS - 0.8%	Shares	Value
	First American Government Obligations Fund - Class X, 4.22%(e)	746,555	746,555
TOTAL MONEY MARKET FUNDS (Cost $746,555)			746,555

TOTAL INVESTMENTS - 100.1% (Cost $86,476,894)			94,431,298
Liabilities in Excess of Other Assets – (0.1)%			(109,495)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$94,321,803
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $37,381,928.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e) (f)	The rate shown represents the 7-day annualized yield as of August 31, 2025. Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Expedition Plus ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Put Options - (0.6)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/04/2025; Exercise Price: $627.76	$(23,673,335)	(367)	$(7,949)
Expiration: 09/11/2025; Exercise Price: $641.73	(23,673,335)	(367)	(142,466)
Expiration: 09/18/2025; Exercise Price: $630.85	(23,479,820)	(364)	(106,510)
Expiration: 09/25/2025; Exercise Price: $645.81	(23,608,830)	(366)	(309,519)
TOTAL WRITTEN OPTIONS (Premiums received $970,992)			$(566,444)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Expedition Plus ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$93,371,885	$–	$–	$93,371,885
Purchased Options	–	312,858	–	312,858
Money Market Funds	746,555	–	–	746,555
Total Investments	$94,118,440	$312,858	$–	$94,431,298

Liabilities:
Investments:
Written Options	$–	$(566,444)	$–	$(566,444)
Total Investments	$–	$(566,444)	$–	$(566,444)

Refer to the Schedule of Investments for further disaggregation of investment categories.